Average Annual Total Returns - FidelityGlobalCommodityStockFund-RetailPRO - FidelityGlobalCommodityStockFund-RetailPRO - Fidelity Global Commodity Stock Fund	Dec. 30, 2022
Fidelity Global Commodity Stock Fund | Return Before Taxes
Average Annual Return:
Past 1 year	26.12%
Past 5 years	10.11%
Past 10 years	3.60%
Fidelity Global Commodity Stock Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	25.19%
Past 5 years	9.59%
Past 10 years	3.20%
Fidelity Global Commodity Stock Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	16.23%
Past 5 years	8.00%
Past 10 years	2.81%
MS159
Average Annual Return:
Past 1 year	18.90%
Past 5 years	14.82%
Past 10 years	12.27%
MS404
Average Annual Return:
Past 1 year	26.51%
Past 5 years	8.84%
Past 10 years	3.39%